Earnings (Loss) Per Share - Narrative (Details)	12 Months Ended
	Dec. 30, 2018 shares	Jan. 03, 2021
Earnings Per Share [Abstract]
Nonvested restricted shares right to receive dividends, per share ratio to common shares		1
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average antidilutive securities excluded from computation of diluted earnings per share (in shares)	560